GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.7%
	Energy and Energy Services — 18.8%
75,600	Apache Corp.(a)	$715,932
103,375	Baker Hughes Co.	1,373,854
405,500	BP plc, ADR(a)	7,080,030
163,000	Cabot Oil & Gas Corp.(a)	2,829,680
240,400	Chevron Corp.(a)	17,308,800
61,400	Concho Resources Inc.	2,708,968
134,200	ConocoPhillips(a)	4,407,128
112,000	Devon Energy Corp.(a)	1,059,520
50,000	Diamondback Energy Inc.	1,506,000
450,000	Eni SpA	3,528,626
179,000	EOG Resources Inc.(a)	6,433,260
467,500	Exxon Mobil Corp.(a)	16,049,275
228,600	Halliburton Co.(a)	2,754,630
35,400	Helmerich & Payne Inc.(a)	518,610
33,500	Hess Corp.(a)	1,371,155
45,500	HollyFrontier Corp.(a)	896,805
500,008	Kinder Morgan Inc.(a)	6,165,099
212,994	Marathon Petroleum Corp.	6,249,244
57,500	Noble Energy Inc.	491,625
57,661	Occidental Petroleum Corp.(a)	577,187
108,000	ONEOK Inc.(a)	2,805,840
131,000	Phillips 66(a)	6,791,040
42,400	Pioneer Natural Resources Co.(a)	3,645,976
1,131,000	Royal Dutch Shell plc, Cl. A	14,067,084
444,966	Schlumberger NV(a)	6,923,671
170,500	Suncor Energy Inc.(a)	2,085,215
150,000	Sunoco LP(a)	3,658,500
375,000	The Williams Companies Inc.(a)	7,368,750
332,500	TOTAL SE, ADR(a)	11,404,750
135,700	Valero Energy Corp.(a)	5,878,524

		148,654,778

	Metals and Mining — 65.9%
514,000	Agnico Eagle Mines Ltd.(a)	40,919,540
2,887,692	Alamos Gold Inc., Cl. A(a)	25,440,566
185,000	AngloGold Ashanti Ltd., ADR	4,880,300
1,737,000	B2Gold Corp.(a)	11,325,240
1,435,819	Barrick Gold Corp.(a)	40,360,872
2,400,000	Belo Sun Mining Corp.†	1,838,459
182,100	BHP Group Ltd., ADR(a)	9,416,391
5,165,000	Centamin plc	13,495,993
672,500	Centerra Gold Inc.	7,823,232
425,000	Dundee Precious Metals Inc.	3,044,948
480,900	Eldorado Gold Corp.†	5,073,495
634,861	Endeavour Mining Corp.†	15,805,371
970,000	Equinox Gold Corp.†	11,358,700
2,749,000	Evolution Mining Ltd.	11,321,589
600,000	Fortuna Silver Mines Inc.†	3,816,000
228,700	Franco-Nevada Corp.(a)	31,921,946
655,318	Fresnillo plc	10,121,753
4,604,079	Gold Road Resources Ltd.†	4,798,114

Shares		Market Value
1,988,176	Harmony Gold Mining Co. Ltd., ADR†	$10,477,688
3,076,832	Hochschild Mining plc†	8,686,816
560,000	Kinross Gold Corp.†	4,939,200
790,665	Kirkland Lake Gold Ltd.	38,529,105
40,000	Labrador Iron Ore Royalty Corp.	771,732
286,000	MAG Silver Corp.†(a)	4,650,360
747,999	Newcrest Mining Ltd.	16,736,970
731,746	Newmont Corp.(a)	46,429,284
410,015	Northern Dynasty Minerals Ltd.†	401,979
1,794,375	Northern Star Resources Ltd.	17,530,423
1,040,000	OceanaGold Corp.†	1,601,142
440,000	Osisko Gold Royalties Ltd.	5,204,461
173,500	Pan American Silver Corp.	5,578,025
802,500	Pretium Resources Inc.†	10,304,100
400,000	Rio Tinto plc, ADR(a)	24,156,000
69,900	Royal Gold Inc.(a)	8,399,883
2,597,000	Saracen Mineral Holdings Ltd.†	9,616,727
641,600	SSR Mining Inc.†	11,978,672
424,000	Teranga Gold Corp.†	4,470,700
290,000	Torex Gold Resources Inc.†	4,101,010
600,000	Wesdome Gold Mines Ltd.†	5,664,076
54	Westgold Resources Ltd.†	91
467,050	Wheaton Precious Metals Corp.(a)	22,918,143
550,000	Yamana Gold Inc.	3,124,000

		519,033,096

	TOTAL COMMON STOCKS	667,687,874

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†	210,339

	WARRANTS — 0.0%
	Energy and Energy Services — 0.0%
7,207	Occidental Petroleum Corp., expire 08/03/27†	21,621

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
$1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	1,872,650
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,594,007
1,000,000	Pretium Resources Inc., 2.250%, 03/15/22	1,085,300

		4,551,957

	TOTAL CONVERTIBLE CORPORATE BONDS	4,551,957

	CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
2,000,000	IAMGOLD Corp., 5.750%, 10/15/28(b)	1,947,500

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 14.4%
$113,559,000	U.S. Treasury Bills, 0.080% to 0.185%††, 10/15/20 to 03/18/21(c)	$113,533,469

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 100.0% (Cost $902,549,478)	$787,952,760

Shares		Market Value
	SECURITIES SOLD SHORT — (1.1)%
	Energy and Energy Services — (0.1)%
30,000	Sunoco LP	$731,700

	Metals and Mining — (1.0)%
200	B2Gold Corp.	1,304
466,000	Harmony Gold Mining Co. Ltd., ADR	2,455,820
2,500	Kirkland Lake Gold Ltd.	121,825
110,500	Pretium Resources Inc.	1,418,820
34,900	Royal Gold Inc.	4,193,933

		8,191,702

	TOTAL SECURITIES SOLD SHORT(d) (Proceeds received $8,774,408)	$8,923,402

(a)	Securities, or a portion thereof, with a value of $269,888,529 were deposited with the broker as collateral for options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At September 30, 2020, $60,076,000 of the principal amount was pledged as collateral for options written.
(d)	At September 30, 2020, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
Canada	39.9%	$314,353,573
United States	35.4	278,873,328
Europe	9.4	73,732,483
Asia/Pacific	9.0	71,021,448
Latin America	4.4	34,613,940
South Africa	1.9	15,357,988

Total Investments — Long Positions	100.0%	$787,952,760

Short Positions
United States	(6.1)%	$(47,918,853)
Canada	(0.6)	(4,924,798)
South Africa	(0.3)	(2,455,820)
Asia/Pacific	(0.2)	(893,124)
Europe	(0.0)**	(154,430)

Total Investments — Short Positions	(7.2)%	$(56,347,025)

*	Total investments exclude options written and securities sold short.
**	Amount represents greater than (0.05)%.

As of September 30, 2020, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.5)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,060	USD	8,438,660	USD	70.00	10/16/20	$1,078,804
Agnico Eagle Mines Ltd.	Pershing LLC	1,450	USD	11,543,450	USD	70.00	01/15/21	1,945,161
Agnico Eagle Mines Ltd.	Pershing LLC	500	USD	3,980,500	USD	85.00	02/19/21	343,474
Alamos Gold Inc., Cl. A	Pershing LLC	10,000	USD	8,810,000	USD	10.00	12/18/20	498,433

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Alamos Gold Inc., Cl. A	Pershing LLC	9,000	USD	7,929,000	USD	12.50	02/19/21	$321,396
Apache Corp.	Pershing LLC	390	USD	369,330	USD	27.50	10/16/20	0
Apache Corp.	Pershing LLC	252	USD	238,644	USD	12.50	01/15/21	18,620
B2Gold Corp.	Pershing LLC	6,890	USD	4,492,280	USD	5.75	02/19/21	930,240
B2Gold Corp.	Pershing LLC	2,700	USD	1,760,400	USD	5.50	04/16/21	423,898
B2Gold Corp.	Pershing LLC	5,500	USD	3,586,000	USD	7.00	04/16/21	521,770
Baker Hughes Co.	Pershing LLC	520	USD	691,080	USD	15.00	12/18/20	29,990
Baker Hughes Co.	Pershing LLC	514	USD	683,106	USD	20.00	01/15/21	7,343
Barrick Gold Corp.	Pershing LLC	2,808	USD	7,893,288	USD	22.00	10/16/20	1,703,096
Barrick Gold Corp.	Pershing LLC	3,280	USD	9,220,080	USD	24.00	11/20/20	1,482,227
Barrick Gold Corp.	Pershing LLC	3,300	USD	9,276,300	USD	26.00	12/18/20	1,100,806
Barrick Gold Corp.	Pershing LLC	3,300	USD	9,276,300	USD	28.00	12/18/20	757,833
Barrick Gold Corp.	Pershing LLC	850	USD	2,389,350	USD	33.00	03/19/21	132,116
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,973,325	USD	45.00	11/20/20	417,622
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,973,325	USD	45.00	12/18/20	447,536
BHP Group Ltd., ADR	Pershing LLC	670	USD	3,464,570	USD	45.00	01/15/21	550,297
BP plc, ADR	Pershing LLC	1,057	USD	1,845,522	USD	28.00	10/16/20	10
BP plc, ADR	Pershing LLC	1,057	USD	1,845,522	USD	27.00	11/20/20	3,859
BP plc, ADR	Pershing LLC	885	USD	1,545,210	USD	26.50	12/18/20	5,363
BP plc, ADR	Pershing LLC	1,056	USD	1,843,776	USD	30.00	12/18/20	4,306
BP plc, ADR	Pershing LLC	1,350	USD	2,357,100	USD	20.00	01/15/21	70,151
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	998,200	USD	21.00	10/16/20	2,362
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	998,200	USD	20.00	04/16/21	63,798
Chevron Corp.	Pershing LLC	640	USD	4,608,000	USD	75.00	10/16/20	59,459
Chevron Corp.	Pershing LLC	355	USD	2,556,000	USD	92.50	01/15/21	20,301
Chevron Corp.	Pershing LLC	769	USD	5,536,800	USD	93.00	03/19/21	69,067
Concho Resources Inc.	Pershing LLC	175	USD	772,100	USD	65.00	11/20/20	1,761
Concho Resources Inc.	Pershing LLC	165	USD	727,980	USD	65.00	01/15/21	7,706
ConocoPhillips	Pershing LLC	380	USD	1,247,920	USD	35.00	10/16/20	11,401
ConocoPhillips	Pershing LLC	400	USD	1,313,600	USD	37.50	11/20/20	29,179
ConocoPhillips	Pershing LLC	262	USD	860,408	USD	48.00	12/18/20	6,316
Devon Energy Corp.	Pershing LLC	500	USD	473,000	USD	14.74	12/18/20	6,190
Diamondback Energy Inc.	Pershing LLC	160	USD	481,920	USD	40.00	12/18/20	15,399
Diamondback Energy Inc.	Pershing LLC	160	USD	481,920	USD	70.00	01/15/21	2,592
Endeavour Mining Corp.	Pershing LLC	4,450	CAD	14,751,750	CAD	4.00	12/18/20	298,549
Eni SpA	Morgan Stanley	300	EUR	1,003,200	EUR	9.00	10/16/20	76
Eni SpA	Morgan Stanley	300	EUR	1,003,200	EUR	9.00	12/18/20	3,524
Eni SpA	Morgan Stanley	300	EUR	1,003,200	EUR	7.80	03/19/21	40,204
EOG Resources Inc.	Pershing LLC	680	USD	2,443,920	USD	45.00	10/16/20	3,035
EOG Resources Inc.	Pershing LLC	500	USD	1,797,000	USD	60.00	11/20/20	1,928
EOG Resources Inc.	Pershing LLC	460	USD	1,653,240	USD	57.50	12/18/20	7,624

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
EOG Resources Inc.	Pershing LLC	830	USD	2,983,020	USD	45.00	01/15/21	$88,412
Equinox Gold Corp.	Pershing LLC	3,500	USD	4,098,500	USD	12.00	12/18/20	403,347
Exxon Mobil Corp.	Pershing LLC	1,500	USD	5,149,500	USD	50.00	10/16/20	328
Exxon Mobil Corp.	Pershing LLC	755	USD	2,591,915	USD	48.00	11/20/20	3,622
Exxon Mobil Corp.	Pershing LLC	805	USD	2,763,565	USD	55.00	12/18/20	5,083
Exxon Mobil Corp.	Pershing LLC	1,470	USD	5,046,510	USD	45.00	02/19/21	53,544
Exxon Mobil Corp.	Pershing LLC	145	USD	497,785	USD	45.00	05/21/21	8,219
Franco-Nevada Corp.	Pershing LLC	1,115	USD	15,563,170	USD	145.00	12/18/20	869,631
Halliburton Co.	Pershing LLC	700	USD	843,500	USD	10.00	10/16/20	144,846
Halliburton Co.	Pershing LLC	824	USD	992,920	USD	12.00	12/18/20	119,433
Halliburton Co.	Pershing LLC	762	USD	918,210	USD	15.00	01/15/21	49,720
Helmerich & Payne Inc.	Pershing LLC	160	USD	234,400	USD	35.00	12/18/20	151
Hess Corp.	Pershing LLC	167	USD	683,531	USD	65.00	12/18/20	1,198
Hess Corp.	Pershing LLC	168	USD	687,624	USD	60.00	01/15/21	5,642
HollyFrontier Corp.	Pershing LLC	152	USD	299,592	USD	35.00	11/20/20	18
HollyFrontier Corp.	Pershing LLC	152	USD	299,592	USD	40.00	12/18/20	8
Kinder Morgan Inc.	Pershing LLC	1,500	USD	1,849,500	USD	17.00	11/20/20	739
Kinder Morgan Inc.	Pershing LLC	1,700	USD	2,096,100	USD	19.00	12/18/20	1,042
Kinder Morgan Inc.	Pershing LLC	1,500	USD	1,849,500	USD	17.00	01/15/21	4,646
Kirkland Lake Gold Ltd.	Pershing LLC	2,707	USD	13,191,211	USD	45.00	11/20/20	1,628,816
Kirkland Lake Gold Ltd.	Pershing LLC	307	USD	1,496,011	USD	60.00	01/15/21	65,016
Kirkland Lake Gold Ltd.	Pershing LLC	1,200	USD	5,847,600	USD	47.00	03/19/21	925,611
Kirkland Lake Gold Ltd.	Pershing LLC	918	USD	4,473,414	USD	65.00	03/19/21	225,538
Marathon Oil Corp.	Pershing LLC	977	USD	399,593	USD	8.00	12/18/20	6,564
Marathon Petroleum Corp.	Pershing LLC	570	USD	1,672,380	USD	42.50	11/20/20	6,657
Marathon Petroleum Corp.	Pershing LLC	560	USD	1,643,040	USD	40.00	12/18/20	26,077
Marathon Petroleum Corp.	Pershing LLC	500	USD	1,467,000	USD	52.50	01/15/21	4,582
Newcrest Mining Ltd.	Morgan Stanley	3,600	AUD	11,246,400	AUD	34.00	10/15/20	28,066
Newcrest Mining Ltd.	Morgan Stanley	2,160	AUD	6,747,840	AUD	35.00	12/17/20	124,659
Newmont Corp.	Pershing LLC	1,400	USD	8,883,000	USD	50.00	10/16/20	1,871,421
Newmont Corp.	Pershing LLC	1,400	USD	8,883,000	USD	65.00	11/20/20	438,862
Newmont Corp.	Pershing LLC	950	USD	6,027,750	USD	75.00	01/15/21	164,350
Newmont Corp.	Pershing LLC	1,000	USD	6,345,000	USD	80.00	01/15/21	107,686
Noble Energy Inc.	Pershing LLC	416	USD	355,680	USD	12.00	01/15/21	5,557
Northern Star Resources Ltd.	Morgan Stanley	5,391	AUD	7,353,324	AUD	14.89	02/18/21	740,399
ONEOK Inc.	Pershing LLC	330	USD	857,340	USD	27.50	10/16/20	16,721
ONEOK Inc.	Pershing LLC	400	USD	1,039,200	USD	40.00	11/20/20	1,944
ONEOK Inc.	Pershing LLC	350	USD	909,300	USD	40.00	12/18/20	4,947

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Pan American Silver Corp.	Pershing LLC	868	USD	2,790,620	USD	28.00	03/19/21	$630,928
Phillips 66	Pershing LLC	350	USD	1,814,400	USD	70.00	11/20/20	5,584
Phillips 66	Pershing LLC	300	USD	1,555,200	USD	85.00	12/18/20	1,427
Phillips 66	Pershing LLC	330	USD	1,710,720	USD	70.00	01/15/21	22,726
Phillips 66	Pershing LLC	100	USD	518,400	USD	72.50	01/15/21	5,146
Phillips 66	Pershing LLC	230	USD	1,192,320	USD	72.50	02/19/21	15,831
Pioneer Natural Resources Co.	Pershing LLC	160	USD	1,375,840	USD	120.00	01/15/21	22,536
Pioneer Natural Resources Co.	Pershing LLC	130	USD	1,117,870	USD	117.50	03/19/21	37,070
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,039,000	USD	50.00	10/16/20	1,029,807
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,039,000	USD	50.00	12/18/20	1,115,685
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,039,000	USD	58.00	01/15/21	562,110
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,039,000	USD	60.00	03/19/21	475,621
Royal Dutch Shell plc, Cl. A	Morgan Stanley	200	GBP	1,927,800	GBp	1,500.00	12/18/20	3,586
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	90	GBP	867,510	GBp	1,600.00	12/18/20	1,031
Royal Dutch Shell plc, Cl. A	Morgan Stanley	310	GBP	2,988,090	GBp	1,600.00	01/15/21	5,600
Royal Dutch Shell plc, Cl. A	Morgan Stanley	377	GBP	3,633,903	GBp	1,200.00	03/19/21	100,410
Royal Gold Inc.	Pershing LLC	349	USD	4,193,933	USD	115.00	12/18/20	420,466
Schlumberger NV	Pershing LLC	900	USD	1,400,400	USD	20.00	10/16/20	2,363
Schlumberger NV	Pershing LLC	1,000	USD	1,556,000	USD	30.00	11/20/20	387
Schlumberger NV	Pershing LLC	750	USD	1,167,000	USD	18.00	12/18/20	52,711
Schlumberger NV	Pershing LLC	1,800	USD	2,800,800	USD	20.00	01/15/21	90,703
SSR Mining Inc.	Pershing LLC	2,200	USD	4,107,400	USD	23.00	10/16/20	17,600
Suncor Energy Inc.	Pershing LLC	570	USD	697,110	USD	25.00	12/18/20	921
Suncor Energy Inc.	Pershing LLC	570	USD	697,110	USD	16.50	01/15/21	16,177
Sunoco LP	Pershing LLC	300	USD	731,700	USD	30.00	10/16/20	103
Sunoco LP	Pershing LLC	300	USD	731,700	USD	27.00	01/15/21	19,730
Sunoco LP	Pershing LLC	300	USD	731,700	USD	27.00	03/19/21	25,199
The Williams Companies Inc.	Pershing LLC	920	USD	1,807,800	USD	24.00	10/16/20	1,241
The Williams Companies Inc.	Pershing LLC	830	USD	1,630,950	USD	19.00	11/20/20	129,642
The Williams Companies Inc.	Pershing LLC	1,160	USD	2,279,400	USD	22.00	12/18/20	44,895
The Williams Companies Inc.	Pershing LLC	840	USD	1,650,600	USD	23.00	02/19/21	40,398
TOTAL SE, ADR	Pershing LLC	1,000	USD	3,430,000	USD	35.00	10/16/20	66,091
TOTAL SE, ADR	Pershing LLC	545	USD	1,869,350	USD	37.50	11/20/20	34,202

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
TOTAL SE, ADR	Pershing LLC	455	USD	1,560,650	USD	40.00	11/20/20	$8,999
TOTAL SE, ADR	Pershing LLC	1,000	USD	3,430,000	USD	45.00	12/18/20	2,501
Valero Energy Corp.	Pershing LLC	340	USD	1,472,880	USD	55.00	10/16/20	312
Valero Energy Corp.	Pershing LLC	330	USD	1,429,560	USD	70.00	11/20/20	1,701
Valero Energy Corp.	Pershing LLC	347	USD	1,503,204	USD	85.00	12/18/20	783
Valero Energy Corp.	Pershing LLC	340	USD	1,472,880	USD	60.00	01/15/21	18,433
Wheaton Precious Metals Corp.	Pershing LLC	2,846	USD	13,965,322	USD	45.00	10/16/20	1,287,769

TOTAL OTC CALL OPTIONS WRITTEN								$27,916,349

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	1,400	USD	4,193,000	USD	32.50	01/15/21	$621,513

TOTAL OTC PUT OPTIONS WRITTEN								$621,513

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Exchange Traded Call Options Written — (2.2)%
Agnico Eagle Mines Ltd.	1,630	USD	12,976,430	USD	70.00	11/20/20	$1,793,000
Alamos Gold Inc., Cl. A	3,200	USD	2,819,200	USD	10.00	01/15/21	208,000
AngloGold Ashanti Ltd., ADR	1,850	USD	4,880,300	USD	28.00	01/15/21	471,750
B2Gold Corp.	2,278	USD	1,485,256	USD	5.00	01/15/21	398,650
Centerra Gold Inc.	1,715	CAD	2,656,535	CAD	15.00	10/16/20	122,357
Centerra Gold Inc.	1,715	CAD	2,656,535	CAD	16.00	12/18/20	933,780
Chevron Corp.	640	USD	4,608,000	USD	97.50	12/18/20	14,400
Concho Resources Inc.	175	USD	772,100	USD	75.00	12/18/20	3,500
Devon Energy Corp.	500	USD	473,000	USD	14.74	01/15/21	10,000
Dundee Precious Metals Inc.	4,250	CAD	4,054,500	CAD	11.00	01/15/21	135,650
Eldorado Gold Corp.	1,774	USD	1,871,570	USD	11.00	10/16/20	70,960
Eldorado Gold Corp.	1,775	USD	1,872,625	USD	11.00	01/15/21	230,750
Endeavour Mining Corp.	1,470	CAD	4,873,050	CAD	30.00	10/16/20	394,672
Endeavour Mining Corp.	600	CAD	1,989,000	CAD	28.50	11/20/20	260,223
Endeavour Mining Corp.	600	CAD	1,989,000	CAD	28.00	12/18/20	294,018
Endeavour Mining Corp.	1,760	CAD	5,834,400	CAD	34.00	01/15/21	439,488
Energy Select Sector SPDR ETF	620	USD	1,856,900	USD	40.00	12/18/20	12,400
Energy Select Sector SPDR ETF	3,000	USD	8,985,000	USD	39.00	03/19/21	192,000
Equinox Gold Corp.	3,200	USD	3,747,200	USD	12.50	11/20/20	224,000
Franco-Nevada Corp.	472	USD	6,588,176	USD	120.00	10/16/20	953,440
Franco-Nevada Corp.	700	USD	9,770,600	USD	150.00	11/20/20	343,000
Harmony Gold Mining Co. Ltd., ADR	10,000	USD	5,270,000	USD	4.00	01/15/21	1,650,000
Kinross Gold Corp.	3,600	USD	3,175,200	USD	10.00	11/20/20	144,000
Kinross Gold Corp.	1,000	USD	882,000	USD	10.00	02/19/21	91,000
Kinross Gold Corp.	1,000	USD	882,000	USD	11.00	02/19/21	62,000

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Kirkland Lake Gold Ltd.	2,291	USD	11,164,043	USD	40.00	10/16/20	$2,084,810
MAG Silver Corp.	1,500	USD	2,439,000	USD	12.50	11/20/20	615,000
Marathon Petroleum Corp.	500	USD	1,467,000	USD	42.50	10/16/20	2,000
Newmont Corp.	1,400	USD	8,883,000	USD	75.00	12/18/20	184,800
Noble Energy Inc.	159	USD	135,945	USD	12.50	11/20/20	795
Occidental Petroleum Corp.	267	USD	267,267	USD	25.00	01/15/21	2,136
Occidental Petroleum Corp.	310	USD	310,310	USD	15.00	02/19/21	15,500
Osisko Gold Royalties Ltd.	1,950	CAD	3,071,250	CAD	15.00	01/15/21	58,578
Pan American Silver Corp.	500	USD	1,607,500	USD	23.00	01/15/21	505,000
Pioneer Natural Resources Co.	135	USD	1,160,865	USD	130.00	12/18/20	7,087
Pretium Resources Inc.	2,600	USD	3,338,400	USD	13.00	01/15/21	396,500
SSR Mining Inc.	1,700	USD	3,173,900	USD	20.00	12/18/20	255,000
SSR Mining Inc.	2,140	USD	3,995,380	USD	25.00	12/18/20	107,000
Torex Gold Resources Inc.	1,700	CAD	3,201,100	CAD	18.00	12/18/20	296,835
Torex Gold Resources Inc.	1,200	CAD	2,259,600	CAD	20.00	01/15/21	148,699
VanEck Vectors Gold Miners ETF	1,515	USD	5,932,740	USD	30.00	10/16/20	1,363,500
VanEck Vectors Gold Miners ETF	1,850	USD	7,244,600	USD	44.00	12/18/20	247,900
VanEck Vectors Gold Miners ETF	3,560	USD	13,940,960	USD	45.00	12/18/20	398,720
VanEck Vectors Gold Miners ETF	1,850	USD	7,244,600	USD	43.00	01/15/21	371,850
Wheaton Precious Metals Corp.	550	USD	2,698,850	USD	50.00	12/18/20	214,500
Wheaton Precious Metals Corp.	1,275	USD	6,256,425	USD	65.00	01/15/21	114,113
Yamana Gold Inc.	2,750	USD	1,562,000	USD	8.00	01/15/21	41,250
Yamana Gold Inc.	2,750	USD	1,562,000	USD	9.00	04/16/21	63,250

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$16,947,861

Exchange Traded Put Options Written — (0.3)%
Energy Select Sector SPDR ETF	2,200	USD	6,589,000	USD	28.00	12/18/20	$297,000
Energy Select Sector SPDR ETF	850	USD	2,545,750	USD	27.00	01/15/21	117,300
SPDR S&P Oil & Gas Exploration & Production ETF	800	USD	3,365,600	USD	43.00	10/16/20	190,400
VanEck Vectors Gold Miners ETF	5,600	USD	21,929,600	USD	28.00	11/20/20	72,800
VanEck Vectors Gold Miners ETF	5,550	USD	21,733,800	USD	25.00	12/18/20	86,025
VanEck Vectors Gold Miners ETF	3,450	USD	13,510,200	USD	34.00	01/15/21	488,175
VanEck Vectors Gold Miners ETF	4,700	USD	18,405,200	USD	32.00	03/19/21	686,200

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$1,937,900

TOTAL OPTIONS WRITTEN							$47,423,623